SEGMENTED INFORMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Description of reportable segment	the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada.	the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada.	the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada.